Share capital (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands							1 Months Ended				12 Months Ended						48 Months Ended
	Dec. 13, 2024 shares	Aug. 18, 2023 shares	Aug. 16, 2023 ¥ / shares shares	Jul. 29, 2022 shares	Jul. 20, 2022 CNY (¥) ¥ / shares shares	Oct. 13, 2020 CNY (¥) shares	Feb. 28, 2023 CNY (¥)	Jul. 31, 2022 ¥ / shares	May 31, 2021 CNY (¥) ¥ / shares shares	May 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Oct. 13, 2020 USD ($)	Jun. 01, 2019 shares
Nominal value
Issuance of shares, Nominal value | ¥															¥ 94,166
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥													¥ 24,755
Issuance of shares under Performance Incentive Plan | ¥													¥ 7,514		27,515
Number of ordinary shares repurchased																	135,000	135,000
Ordinary shares reserved for issued																						5,940,452
Options outstanding under the Share Incentive Plan											1,128,750								1,128,750
Total consideration for share repurchases | ¥											¥ 2,023						¥ 2,023
Issuance of shares | ¥							¥ 170,000								¥ 94,153
Number of treasury shares											1,263,750		1,263,750		135,000	135,000	1,263,750		1,263,750	1,263,750
Borrowings | ¥											¥ 85,938		¥ 105,343				¥ 105,343
Convertible note 2020
Nominal value
Conversion price per ordinary share | ¥ / shares								¥ 4.203
Borrowings | $																			$ 0
MY Universe (HK) Limited
Number of shares
Number of shares issued					36,402,570
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)					36,402,570
Nominal value
Share issue price (in CNY per share) | ¥ / shares					¥ 4.67
Issuance of shares | ¥					¥ 170,000
Peak Asia Investment Holdings V Limited (ADV)
Number of shares
Number of shares issued			12,088,808
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)			12,088,808
Nominal value
Conversion price per ordinary share | ¥ / shares			¥ 4.203
Seefar Global Holdings Limited
Number of shares
Number of shares issued	2,698,870	1,956,516
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)	2,698,870	1,956,516
Shengli Family Limited
Nominal value
Ordinary shares reserved for issued											1,128,750		1,128,750				1,128,750		1,128,750	1,128,750
Ordinary shares
Authorised:
Par value per share | $ / shares																			$ 0.001
Nominal value
Number of ordinary shares repurchased											135,000	135,000	135,000	135,000
American depositary shares
Nominal value
Authorized to repurchase shares | $																					$ 6,000,000
Number of ordinary shares repurchased						135,000					45,000	45,000	45,000	45,000	45,000	45,000
Total consideration for share repurchases | ¥						¥ 2,000
Share capital
Nominal value
Issuance of shares, Nominal value | ¥															¥ 157
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥													¥ 338
Issuance of shares under Performance Incentive Plan | ¥													¥ 14
Share capital | Performance Incentive Plan
Number of shares
Issuance of shares under Performance Incentive Plan				1,927,793
Nominal value
Aggregate percentage of shares issued on total number of outstanding ordinary shares				2.00%
Share capital | Lafang
Number of shares
Issuance of shares to Hawyu (HK) Limited									5,329,410	5,329,410
Nominal value
Price per share | $ / shares										$ 8.5
Number of shares per ADS									3	3
Issuance of shares | $										$ 15,100,000
Share capital | Hawyu
Number of shares
Issuance of shares to Hawyu (HK) Limited									21,413,276	21,413,276
Nominal value
Price per ADS | (per share)									¥ 4.67	$ 2.1
Issuance of shares									¥ 100,000	$ 15,000,000
Share capital | Ordinary shares
Number of shares
Authorised, shares													1,500,000,000				1,500,000,000			1,500,000,000
Nominal value
Authorised, Nominal value													¥ 10,599				¥ 10,599			$ 1,500,000
Number of shares
Issued and paid at beginning, Number of shares											144,627,634	144,627,634	94,179,740	94,179,740	70,838,671	70,838,671
Issuance of shares to Hawyu (HK) Limited															21,413,276	21,413,276
Issuance of shares under Performance Incentive Plan															1,927,793	1,927,793
Issued and paid at ending, Number of shares											147,326,504	147,326,504	144,627,634	144,627,634	94,179,740	94,179,740	144,627,634	144,627,634
Nominal value
Balance at the beginning											¥ 978	$ 145,000	¥ 626	$ 95,000	¥ 469	$ 72,000
Issuance of shares, Nominal value															144	21,000
Issuance of shares under Performance Incentive Plan															13	2,000
Balance at the end											¥ 998	$ 148,000	¥ 978	$ 145,000	¥ 626	$ 95,000	¥ 978	$ 145,000
Share capital | Ordinary shares | MY Universe (HK) Limited
Number of shares
Number of shares issued													36,402,570	36,402,570
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)													36,402,570	36,402,570
Nominal value
Issuance of shares, Nominal value													¥ 250	$ 36,000
Share capital | Ordinary shares | Peak Asia Investment Holdings V Limited (ADV)
Number of shares
Number of shares issued													12,088,808	12,088,808
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)													12,088,808	12,088,808
Nominal value
Issuance of shares, Nominal value													¥ 88	$ 12,000
Share capital | Ordinary shares | Seefar Global Holdings Limited
Number of shares
Number of shares issued											2,698,870	2,698,870	1,956,516	1,956,516
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)											2,698,870	2,698,870	1,956,516	1,956,516
Nominal value
Issuance of shares, Nominal value											¥ 20	$ 3,000	¥ 14	$ 2,000